Operations (Details 1)	12 Months Ended
Dec. 31, 2025
Voltalia Sao Migueldo Gostoso I Participacoes S A [Member]
Disclosure Of Joint Ventures [Line Items]
Name of joint venture	Voltalia São Miguel do Gostoso I Participações S.A. (a)
Domicile of entity	São Paulo/SP
Description of nature of entity's operations and principal activities	Interests in companies
Interest	49.00%
Investor	Copel
Caiua Transmissorade Energia S A [Member]
Disclosure Of Joint Ventures [Line Items]
Name of joint venture	Caiuá Transmissora de Energia S.A.
Domicile of entity	Rio de Janeiro/RJ
Description of nature of entity's operations and principal activities	Transmission of electricity
Interest	49.00%
Investor	Copel GeT
Integracao Maranhense Transmissorade Energia S A [Member]
Disclosure Of Joint Ventures [Line Items]
Name of joint venture	Integração Maranhense Transmissora de Energia S.A.
Domicile of entity	Rio de Janeiro/RJ
Description of nature of entity's operations and principal activities	Transmission of electricity
Interest	49.00%
Investor	Copel GeT
Matrincha Transmissorade Energia T P N O R T E S A [Member]
Disclosure Of Joint Ventures [Line Items]
Name of joint venture	Matrinchã Transmissora de Energia (TP NORTE) S.A.
Domicile of entity	Rio de Janeiro/RJ
Description of nature of entity's operations and principal activities	Transmission of electricity
Interest	49.00%
Investor	Copel GeT
Guaraciaba Transmissorade Energia T P S U L S A [Member]
Disclosure Of Joint Ventures [Line Items]
Name of joint venture	Guaraciaba Transmissora de Energia (TP SUL) S.A.
Domicile of entity	Rio de Janeiro/RJ
Description of nature of entity's operations and principal activities	Transmission of electricity
Interest	49.00%
Investor	Copel GeT
Paranaiba Transmissorade Energia S A [Member]
Disclosure Of Joint Ventures [Line Items]
Name of joint venture	Paranaíba Transmissora de Energia S.A.
Domicile of entity	Rio de Janeiro/RJ
Description of nature of entity's operations and principal activities	Transmission of electricity
Interest	24.50%
Investor	Copel GeT
Cantareira Transmissorade Energia S A [Member]
Disclosure Of Joint Ventures [Line Items]
Name of joint venture	Cantareira Transmissora de Energia S.A.
Domicile of entity	Rio de Janeiro/RJ
Description of nature of entity's operations and principal activities	Transmission of electricity
Interest	49.00%
Investor	Copel GeT